General	9 Months Ended
Sep. 30, 2019
Disclosure of reserves within equity [abstract]
General

NOTE 1 - GENERAL

Vascular Biogenics Ltd. (the “Company” or VBL) was incorporated on January 27, 2000. The Company is a late-stage clinical biopharmaceutical company focused on the discovery, development and commercialization of first-in-class treatments for cancer and immune/inflammatory indications. VB-111 (ofranergene obadenovec), a Phase 3 drug candidate, is the lead product candidate in the Company’s cancer program. VB-201, a Phase 2-ready drug candidate, is the Company’s lead Lecinoxoid-based product candidate for chronic immune-related indications. The Company is also conducting a pre-clinical research program, exploring the potential of targeting of MOSPD2 for immuno-oncology and anti-inflammatory applications.

The Company is engaged in an exclusive license agreement with NanoCarrier Co., Ltd. for the development, commercialization, and supply of ofranergene obadenovec (“VB-111”) in Japan for all indications.

In March 2019, the company entered into an exclusive option license agreement with an animal health company for the development of VB-201 for veterinary use, see note 7.

Since its inception, the Company has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of September 30, 2019, the Company had an accumulated deficit of $202.4 million. The Company’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of September 30, 2019, the Company had cash, cash equivalents, short-term bank deposits and restricted bank deposits of $41.1 million. The Company may seek to raise more capital to pursue additional activities. The Company may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when the Company needs it or may not be available on terms that are favorable to the Company.